CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - Unaudited - CAD ($) $ in Thousands	Total	Share Capital [Member]	Convertible Debentures-Equity Component [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Deficit [Member]
Beginning balance at Apr. 30, 2022	$ 75,285	$ 114,559	$ 103	$ 9,630	$ (2,479)	$ (46,528)
Beginning balance, shares at Apr. 30, 2022		24,476,846
Shares issued pursuant to option exercise, shares		148,725
Shares issued pursuant to option exercise	618	$ 1,077		(459)
Shares issued pursuant to conversion of convertible debentures	1,315	$ 1,418	(103)
Shares issued pursuant to conversion of convertible debentures, shares		309,877
Share-based payments	1,114			1,114
Comprehensive loss for the period	(16,590)				142	(16,732)
Ending balance at Oct. 31, 2022	61,742	$ 117,054		10,285	(2,337)	(63,260)
Ending balance, shares at Oct. 31, 2022		24,935,448
Beginning balance at Apr. 30, 2022	75,285	$ 114,559	$ 103	9,630	(2,479)	(46,528)
Beginning balance, shares at Apr. 30, 2022		24,476,846
Ending balance at Apr. 30, 2023	57,803	$ 117,470		10,796	2,625	(73,088)
Ending balance, shares at Apr. 30, 2023		25,050,260
Beginning balance at Jul. 31, 2022	66,241	$ 116,183		10,303	(4,336)	(55,909)
Beginning balance, shares at Jul. 31, 2022		24,836,723
Shares issued pursuant to option exercise, shares		98,725
Shares issued pursuant to option exercise	498	$ 871		(373)
Share-based payments	355			355
Comprehensive loss for the period	(5,352)				1,999	(7,351)
Ending balance at Oct. 31, 2022	61,742	$ 117,054		10,285	(2,337)	(63,260)
Ending balance, shares at Oct. 31, 2022		24,935,448
Beginning balance at Apr. 30, 2023	57,803	$ 117,470		10,796	2,625	(73,088)
Beginning balance, shares at Apr. 30, 2023		25,050,260
Share-based payments	1,120			1,120
Comprehensive loss for the period	(6,891)				(698)	(6,193)
Ending balance at Oct. 31, 2023	52,032	$ 117,470		11,916	1,927	(79,281)
Ending balance, shares at Oct. 31, 2023		25,050,260
Beginning balance at Jul. 31, 2023	53,840	$ 117,470		11,619	1,409	(76,658)
Beginning balance, shares at Jul. 31, 2023		25,050,260
Share-based payments	297			297
Comprehensive loss for the period	(2,106)				518	(2,623)
Ending balance at Oct. 31, 2023	$ 52,032	$ 117,470		$ 11,916	$ 1,927	$ (79,281)
Ending balance, shares at Oct. 31, 2023		25,050,260